Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES

NOTE 9:– REVENUES

Disaggregation of revenue:

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Sales of products	$1,331,218	$4,888,968	$3,985,773
POC contracts and related services	10,000	1,189,985	45,330

	$1,341,218	$6,078,953	$4,031,103